Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 5.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.30%
Innovator Equity Defined Protection ETF™ - 1 Yr April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 559.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator Equity Defined Protection ETF™ - 1 Yr April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 601.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)